Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American High-Income Municipal Bond Fund
Entity Central Index Key	0000925950
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
American High-Income Municipal Bond Fund® - Class A [Member]
Shareholder Report [Line Items]
Fund Name	American High-Income Municipal Bond Fund®
Class Name	Class A
Trading Symbol	AMHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Municipal Bond Fund (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 66	0.66%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 0.09% for the year ended July 31, 2025. That result compares with a 0.00% return for the Bloomberg Municipal Bond Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, municipal bond returns remained largely flat. Yields rose, ending the period near 15-year highs, driven in part by shifts in fiscal policy. The U.S. Federal Reserve cut interest rates three times in 2024, prompting a decline in short-term yields as investors sought safer assets. Meanwhile, long-term yields increased, influenced by heightened market volatility and a surge in new municipal bond issuance. This environment led to a steepening of the municipal yield curve, with 10-year AAA yields rising more than two-year yields, enhancing the appeal of longer dated maturities.
Within the fund’s portfolio, most major sectors contributed positively to absolute returns. Transportation, special tax and corporate bonds were especially beneficial relative to the benchmark. Tobacco and housing debt holdings also added value.
On the other hand, education, general obligation and non-general obligation government issues detracted from relative returns. Duration and curve positioning, along with exposures to derivatives, further weighed on results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total retu
rns
	1 year	5 years	10 years
American High-Income Municipal Bond Fund — Class A (with sales charge) *	(3.67) %	1.04%	2.90%
American High-Income Municipal Bond Fund — Class A (without sales charge) *	0.09%	1.82%	3.30%
Bloomberg Municipal Bond Index †	0.00%	0.13%	2.11%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,753,000,000
Holdings Count | Holding	3,632
Advisory Fees Paid, Amount	$ 38,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,753
Total number of portfolio holdings	3,632
Total advisory fees paid (in millions)	$ 38
Portfolio turnover rate	28%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net asse
ts)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

American High-Income Municipal Bond Fund® - Class C
Shareholder Report [Line Items]
Fund Name	American High-Income Municipal Bond Fund®
Class Name	Class C
Trading Symbol	AHICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Municipal Bond Fund (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 136	1.36%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares lost 0.63% for the year ended July 31, 2025. That result compares with a 0.00% return for the Bloomberg Municipal Bond Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, municipal bond returns remained largely flat. Yields rose, ending the period near 15-year highs, driven in part by shifts in fiscal policy. The U.S. Federal Reserve cut interest rates three times in 2024, prompting a decline in short-term yields as investors sought safer assets. Meanwhile, long-term yields increased, influenced by heightened market volatility and a surge in new municipal bond issuance. This environment led to a steepening of the municipal yield curve, with 10-year AAA yields rising more than two-year yields, enhancing the appeal of longer dated maturities.
Within the fund’s portfolio, most major sectors contributed positively to absolute returns. Transportation, special tax and corporate bonds were especially beneficial relative to the benchmark. Tobacco and housing debt holdings also added value.
On the other hand, education, general obligation and non-general obligation government issues detracted from relative returns. Duration and curve positioning, along with exposures to derivatives, further weighed on results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Municipal Bond Fund — Class C (with sales charge) *	(1.59) %	1.09%	2.70%
American High-Income Municipal Bond Fund — Class C (without sales charge) *	(0.63) %	1.09%	2.70%
Bloomberg Municipal Bond Index †	0.00%	0.13%	2.11%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,753,000,000
Holdings Count | Holding	3,632
Advisory Fees Paid, Amount	$ 38,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,753
Total number of portfolio holdings	3,632
Total advisory fees paid (in millions)	$ 38
Portfolio turnover rate	28%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

American High-Income Municipal Bond Fund® - Class T
Shareholder Report [Line Items]
Fund Name	American High-Income Municipal Bond Fund®
Class Name	Class T
Trading Symbol	TAHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Municipal Bond Fund (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 0.40% for the year ended July 31, 2025. That result compares with a 0.00% return for the Bloomberg Municipal Bond Index.
What factors influenced results
During the fund’s fiscal year, municipal bond returns remained largely flat. Yields rose, ending the period near 15-year highs, driven in part by shifts in fiscal policy. The U.S. Federal Reserve cut interest rates three times in 2024, prompting a decline in short-term yields as investors sought safer assets. Meanwhile, long-term yields increased, influenced by heightened market volatility and a surge in new municipal bond issuance. This environment led to a steepening of the municipal yield curve, with 10-year AAA yields rising more than two-year yields, enhancing the appeal of longer dated maturities.
Within the fund’s portfolio, most major sectors contributed positively to absolute returns. Transportation, special tax and corporate bonds were especially beneficial relative to the benchmark. Tobacco and housing debt holdings also added value.
On the other hand, education, general obligation and non-general obligation government issues detracted from relative returns. Duration and curve positioning, along with exposures to derivatives, further weighed on results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American High-Income Municipal Bond Fund — Class T (with sales charge) 2	(2.09) %	1.60%	3.07%
American High-Income Municipal Bond Fund — Class T (without sales charge) 2	0.40%	2.12%	3.39%
Bloomberg Municipal Bond Index 3	0.00%	0.13%	1.97%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,753,000,000
Holdings Count | Holding	3,632
Advisory Fees Paid, Amount	$ 38,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,753
Total number of portfolio holdings	3,632
Total advisory fees paid (in millions)	$ 38
Portfolio turnover rate	28%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

American High-Income Municipal Bond Fund® - Class F1
Shareholder Report [Line Items]
Fund Name	American High-Income Municipal Bond Fund®
Class Name	Class F-1
Trading Symbol	ABHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Municipal Bond Fund (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 69	0.69%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 0.08% for the year ended July 31, 2025. That result compares with a 0.00% return for the Bloomberg Municipal Bond Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, municipal bond returns remained largely flat. Yields rose, ending the period near 15-year highs, driven in part by shifts in fiscal policy. The U.S. Federal Reserve cut interest rates three times in 2024, prompting a decline in short-term yields as investors sought safer assets. Meanwhile, long-term yields increased, influenced by heightened market volatility and a surge in new municipal bond issuance. This environment led to a steepening of the municipal yield curve, with 10-year AAA yields rising more than two-year yields, enhancing the appeal of longer dated maturities.
Within the fund’s portfolio, most major sectors contributed positively to absolute returns. Transportation, special tax and corporate bonds were especially beneficial relative to the benchmark. Tobacco and housing debt holdings also added value.
On the other hand, education, general obligation and non-general obligation government issues detracted from relative returns. Duration and curve positioning, along with exposures to derivatives, further weighed on results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Municipal Bond Fund — Class F-1 *	0.08%	1.79%	3.25%
Bloomberg Municipal Bond Index †	0.00%	0.13%	2.11%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,753,000,000
Holdings Count | Holding	3,632
Advisory Fees Paid, Amount	$ 38,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,753
Total number of portfolio holdings	3,632
Total advisory fees paid (in millions)	$ 38
Portfolio turnover rate	28%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

American High-Income Municipal Bond Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	American High-Income Municipal Bond Fund®
Class Name	Class F-2
Trading Symbol	AHMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Municipal Bond Fund (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 43	0.43%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund
performance
The fund’s Class F-2 shares gained 0.34% for the year ended July 31, 2025. That result compares with a 0.00% return for the Bloomberg Municipal Bond Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, municipal bond returns remained largely flat. Yields rose, ending the period near 15-year highs, driven in part by shifts in fiscal policy. The U.S. Federal Reserve cut interest rates three times in 2024, prompting a decline in short-term yields as investors sought safer assets. Meanwhile, long-term yields increased, influenced by heightened market volatility and a surge in new municipal bond issuance. This environment led to a steepening of the municipal yield curve, with 10-year AAA yields rising more than two-year yields, enhancing the appeal of longer dated maturities.
Within the fund’s portfolio, most major sectors contributed positively to absolute returns. Transportation, special tax and corporate bonds were especially beneficial relative to the benchmark. Tobacco and housing debt holdings also added value.
On the other hand, education, general obligation and non-general obligation government issues detracted from relative returns. Duration and curve positioning, along with exposures to derivatives, further weighed on results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Municipal Bond Fund — Class F-2 *	0.34%	2.06%	3.52%
Bloomberg Municipal Bond Index †	0.00%	0.13%	2.11%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,753,000,000
Holdings Count | Holding	3,632
Advisory Fees Paid, Amount	$ 38,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,753
Total number of portfolio holdings	3,632
Total advisory fees paid (in millions)	$ 38
Portfolio turnover rate	28%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

American High-Income Municipal Bond Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	American High-Income Municipal Bond Fund®
Class Name	Class F-3
Trading Symbol	HIMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Municipal Bond Fund (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 32	0.32%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund
performance
The fund’s Class F-3 shares gained 0.45% for the year ended July 31, 2025. That result compares with a 0.00% return for the Bloomberg Municipal Bond Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, municipal bond returns remained largely flat. Yields rose, ending the period near 15-year highs, driven in part by shifts in fiscal policy. The U.S. Federal Reserve cut interest rates three times in 2024, prompting a decline in short-term yields as investors sought safer assets. Meanwhile, long-term yields increased, influenced by heightened market volatility and a surge in new municipal bond issuance. This environment led to a steepening of the municipal yield curve, with 10-year AAA yields rising more than two-year yields, enhancing the appeal of longer dated maturities.
Within the fund’s portfolio, most major sectors contributed positively to absolute returns. Transportation, special tax and corporate bonds were especially beneficial relative to the benchmark. Tobacco and housing debt holdings also added value.
On the other hand, education, general obligation and non-general obligation government issues detracted from relative returns. Duration and curve positioning, along with exposures to derivatives, further weighed on results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	Since inception 1
American High-Income Municipal Bond Fund — Class F-3 2	0.45%	2.17%	3.61%
Bloomberg Municipal Bond Index 3	0.00%	0.13%	2.11%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,753,000,000
Holdings Count | Holding	3,632
Advisory Fees Paid, Amount	$ 38,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,753
Total number of portfolio holdings	3,632
Total advisory fees paid (in millions)	$ 38
Portfolio turnover rate	28%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

American High-Income Municipal Bond Fund® - Class R-6
Shareholder Report [Line Items]
Fund Name	American High-Income Municipal Bond Fund®
Class Name	Class R-6
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Municipal Bond Fund (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 32	0.32%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund
performance
The fund’s Class R-6 shares gained 0.45% for the year ended July 31, 2025. That result compares with a 0.00% return for the Bloomberg Municipal Bond Index.
What factors influenced results
During the fund’s fiscal year, municipal bond returns remained largely flat. Yields rose, ending the period near 15-year highs, driven in part by shifts in fiscal policy. The U.S. Federal Reserve cut interest rates three times in 2024, prompting a decline in short-term yields as investors sought safer assets. Meanwhile, long-term yields increased, influenced by heightened market volatility and a surge in new municipal bond issuance. This environment led to a steepening of the municipal yield curve, with 10-year AAA yields rising more than two-year yields, enhancing the appeal of longer dated maturities.
Within the fund’s portfolio, most major sectors contributed positively to absolute returns. Transportation, special tax and corporate bonds were especially beneficial relative to the benchmark. Tobacco and housing debt holdings also added value.
On the other hand, education, general obligation and non-general obligation government issues detracted from relative returns. Duration and curve positioning, along with exposures to derivatives, further weighed on results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American High-Income Municipal Bond Fund — Class R-6 *	0.45%	2.17%	3.63%
Bloomberg Municipal Bond Index †	0.00%	0.13%	2.11%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,753,000,000
Holdings Count | Holding	3,632
Advisory Fees Paid, Amount	$ 38,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,753
Total number of portfolio holdings	3,632
Total advisory fees paid (in millions)	$ 38
Portfolio turnover rate	28%

Holdings [Text Block]
Portfolio quality summary
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(percent of net assets)
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Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
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Includes derivatives.